Revenues - Summary of Revenues (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Out-licensing revenue	€ 0
Other revenue	0	€ 0	€ 5
Total	€ 0	€ 0	€ 5